Construction in Progress	12 Months Ended
Dec. 31, 2021
Construction in progress [abstract]
Construction in progress
18	Construction in progress

	2020	2021
	RMB’000	RMB’000
As at 1 January	1,815,549	1,710,124

Additions	1,444,888	3,270,695
Transferred to property plant and equipment (note 16)	(1,550,313)	(1,699,974)
Transferred from property plant and equipment (note 16)	—	12,332

As at 31 December	1,710,124	3,293,177

As at 31 December 2021, the impairment loss in construction in progress was RMB24,486 thousand (2019: RMB34,661 thousand, 31 December 2020: RMB24,486 thousand).
For the year ended 31 December 2021, the group had no impairment write-off due to the disposal of construction in progress (2019: Nil, 2020: RMB 10,175 thousand).
For the year ended 31 December 2021, the Group capitalized borrowing costs amounting to RMB12,641 thousand (2019: RMB5,594 thousand, 2020:

RMB8,292 thousand) on qualifying assets. Borrowing costs were capitalized at the weighted average rate of its general borrowings of 2.85% (2019: 3.35%, 2020: 2.79%).